S000010413 [Member] Expense Example - AB International Value Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 538
Expense Example, with Redemption, 3 Years	869
Expense Example, with Redemption, 5 Years	1,223
Expense Example, with Redemption, 10 Years	2,219
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294	[1]
Expense Example, with Redemption, 3 Years	698
Expense Example, with Redemption, 5 Years	1,228
Expense Example, with Redemption, 10 Years	2,488
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	1,606
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	$ 1,554

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.